Stockholder’s Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholder’s Deficit

Note 6. Stockholder’s Deficit

Common Stock

In connection with the Restated Certificate, the number of shares of Fusemachines Inc. common stock that the Company is authorized to issue is 500,000,000 shares as of June 30, 2026 and December 31, 2025 respectively.

The Company’s reserved shares of common stock for future issuance related to potential conversion of the Convertible Preferred Stock, exercise of Common Stock Warrants and exercise of stock options are as follows:

	As of June 30, 2026	As of December 31, 2025
Common stock warrants	92,211	92,211
Stock options	589,192	686,880
SPAC public and private placement warrants (Refer note 16)	13,458,750	13,458,750
Equity share warrant (Refer note 15)	2,108,070	2,108,070
Issuance of warrants pursuant to conversion of convertible note (refer note 5)	30,000	30,000
Restricted stock units (RSU) (Refer note 8)	1,217,210	-
	17,495,433	16,375,911

Convertible Preferred Stock

In connection with the Restated Certificate, the number of shares of Convertible Preferred Stock that the Company is authorized to issue is 5,000,000 as at June 30, 2026.

Warrants

As of June 30, 2026 and December 31, 2025 the Company had Common Stock Warrants outstanding to purchase up to 92,211 shares of the Company’s common stock at an exercise price of $0.70 per share and have a contractual term of 10 years. The Common Stock Warrants were issued in August 2023. (Refer to “Note 3 - Fair Value Measurements”).

Note 12. Stockholder’s Deficit

Common Stock

In connection with the Restated Certificate, the number of shares of Fusemachine Inc. common stock that the Company is authorized to issue is 500,000,000 shares and 15,924,202 shares as of December 31, 2025 and December 31, 2024 respectively.

The Company’s reserved shares of common stock for future issuance related to potential conversion of the Convertible Preferred Stock, exercise of Common Stock Warrants and exercise of stock options are as follows:

	As of December 31, 2025	As of December 31, 2024
Convertible preferred stock (as converted to common stock)	-	5,950,673
Common stock warrants	92,211	92,211
Common stock contingent obligation	-	29,611
Stock options	686,880	1,700,058
Equity shares warrant (refer note 22)	2,108,070
SPAC public and private placement warrants (refer note 24)	13,458,750
Issuance of warrants pursuant to conversion of convertible note.(refer note 10)	30,000
	16,375,911	7,772,553	(1)

(1)	Includes 6,772 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 14 - Stock-based Compensation ”).

Convertible Preferred Stock

In connection with the Restated Certificate, the number of shares of Convertible Preferred Stock that the Company is authorized to issue is 5,000,000 as at December 31, 2025 (Refer to “Note 11 - Convertible Preferred Stock “).

Warrants

As of December 31, 2025 and December 31, 2024 the Company had Common Stock Warrants outstanding to purchase up to 92,211 shares of the Company’s common stock at an exercise price of $0.46 per share and have a contractual term of 10 years. The Common Stock Warrants were issued in August 2023. (Refer to “Note 3 - Fair Value Measurements”).

Common Stock Contingent Obligation

As of December 31, 2025, the Company had a Nil contingent obligation upon closing of the Merger Shares issued to Legacy Fusemachines vendor for settlement of outstanding vendor invoices.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements